Intangible fixed assets (Tables)	12 Months Ended
Sep. 30, 2022
Intangible fixed assets
Summary of intangible fixed assets

Development
Costs
$'000
Cost
At 1 October 2019	4,047
Additions	4,554
Foreign exchange on translation	176
At 30 September 2020	8,777
Additions	9,082
Foreign exchange on translation	376
At 30 September 2021	18,235
Additions	25,294
Foreign exchange on translation	(3,238)
At 30 September 2022	40,291
Amortisation
At 1 October 2019	—
Charge	—
At 30 September 2020	—
Charge	—
At 30 September 2021	—
Charge	—
At 30 September 2022	—
Net Book Value
At 30 September 2022	40,291
At 30 September 2021	18,235
At 30 September 2020	8,777